ORDINARY SHARES (Details Narrative)						1 Months Ended			12 Months Ended
		Mar. 19, 2025	Mar. 14, 2025 USD ($) $ / shares shares	Mar. 13, 2025 shares	Dec. 09, 2024 shares	Aug. 31, 2024 shares	Aug. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 $ / shares shares		Dec. 31, 2022 $ / shares shares	Jul. 31, 2024
Issuance of shares			100,000,000				83,333
Reverse recapitalization of shares							47,235
Issuance of shares value | $			$ 10,000,000				$ 882,000		$ 10,000,000
Common stock, shares outstanding	[1]								4,641,331		559,611
Common stock, shares issued	[1]								4,701,331		619,611
Common stock, par value | $ / shares			$ 3						$ 0	[1]	$ 0	[1]
Common Stock [Member]
Issuance of shares	[2]								3,333,333
Reverse recapitalization of shares	[2]										97,770
Issuance of shares value | $									$ 10,000
Issuance of shares									5,651,591		60,000	[2]
2025 Equity Incentive Plan [Member]
Issuance of shares				200,000
Utah Limited [Member]
Issuance of shares			3,333,333
Utah Limited [Member] | Common Stock [Member]
Issuance of shares									188,387
Utah Limited [Member] | 2025 Equity Incentive Plan [Member]
Issuance of shares				6,667
Reverse Recapitalization [Member]
Common stock, shares outstanding									16,788,342		16,788,342
Common stock, shares issued											18,588,342
Common stock, par value | $ / shares											$ 0.003
Reverse Recapitalization [Member] | Utah Limited [Member]
Common stock, shares outstanding									559,611		559,611
Common stock, shares issued											619,611
Securities Purchase Agreement [Member]
Issuance of shares					1,800,000
Securities Purchase Agreement [Member] | Utah Limited [Member]
Issuance of shares					60,000
Debt Conversion Agreements [Member]
Debt Conversion		(i) an amount of US$823,100 owed to Mr. Ming-Chia Huang will be converted into 8,231,000(after the Share Combination: 274,367) new ordinary shares of the Company, which will be redesignated into 8,231,000(after the Share Combination: 274,367) new Class A preferred shares; (ii) an amount of US$550,000 owed to Ms. Ya-Hui Wu will be converted into 5,500,000(after the Share Combination: 183,333) new ordinary shares of the Company; and (iii) an amount of US$1,110,000 owed to AWinner Limited will be converted into 11,100,000(after the Share Combination: 370,000) new ordinary shares of the Company.
Minimum [Member]
Share price | $ / shares							$ 9.90
Maximum [Member]
Share price | $ / shares							$ 10.50
Ming Chao Huang [Member]
Ownership percentage														42.00%
MKD Taiwan [Member]
Issuance of shares									567,049				909,288
Share price | (per share)									$ 10.00				$ 30.00
Reverse recapitalization of shares									321,412
Issuance of shares value | $									$ 5,600,000
Ming Chao Huang [Member]
Issuance of shares							164,417
Reverse recapitalization of shares						93,194
Issuance of shares value | $							$ 1,627,729	$ 1,627,729

[1]	The shares and per share data are presented on a retroactive basis to reflect the Share Combination (Note 1).
[2]	The shares and per share information are presented on a retroactive basis to reflect the Reverse Recapitalization and the Share Combination (Note 1).